Dividends	12 Months Ended
Apr. 27, 2019
Dividends
17.	Dividends
The Company paid a dividend to common stockholders in the amount of $32,874 and $43,638 during fiscal 2019 and fiscal 2018, respectively.
The Company declared a dividend to common stockholders in the amount of $43,874 and $43,638 during fiscal 2019 and fiscal 2018, respectively.